IFRS 7 Disclosures - Summary of Potential Impact to MLI's LICAT Total Ratio Resulting from Changes in Public Equity Market Values (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
-30% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(5)	(6)
-20% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(3)	(4)
-10% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	(1)	(2)
10% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	1	1
20% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	4	5
30% [member]
Statement [line items]
Impact on MLI's LICAT total ratio	5	7